Trade receivables (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	$ 40,211,000	$ 65,049,000
Trade receivables [member]
Disclosure of financial assets [line items]
Credit period for trade receivables	30 days
Later than three months | Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	$ 0	0
Later than one month and not later than two months | Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	$ 0	$ 0